Note 10 - Summary of Stock Options (Details) - Summary of Options Outstanding and Exercisable (USD $)	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number (in Shares)	2,294,535	45,146,118
Options Outstanding, Weighted-Average Exercise Price	$ 1.02
Options Outstanding, Weighted Average Contractual Life (Years)	9 years 244 days
Options Exercisable, Number (in Shares)	413,059	15,025,985
Options Exercisable, Weighted-Average Exercise Price	$ 2.94	$ 0.02
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 0.12
Range of Exercise Price, Upper	$ 0.12
Options Outstanding, Number (in Shares)	320	40,000
Options Outstanding, Weighted-Average Exercise Price	$ 0.12	$ 0.001
Options Outstanding, Weighted Average Contractual Life (Years)	2 years 76 days
Options Exercisable, Number (in Shares)	320	40,000
Options Exercisable, Weighted-Average Exercise Price	$ 0.12	$ 0.001
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 0.60
Range of Exercise Price, Upper	$ 0.60
Options Outstanding, Number (in Shares)	1,901,476	980,250
Options Outstanding, Weighted-Average Exercise Price	$ 0.60	$ 0.06
Options Outstanding, Weighted Average Contractual Life (Years)	10 years
Options Exercisable, Number (in Shares)	20,000	921,104
Options Exercisable, Weighted-Average Exercise Price	$ 0.60	$ 0.06
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 1.24
Range of Exercise Price, Upper	$ 1.24
Options Outstanding, Number (in Shares)	314,036	514,833
Options Outstanding, Weighted-Average Exercise Price	$ 1.24	$ 0.15
Options Outstanding, Weighted Average Contractual Life (Years)	8 years 54 days
Options Exercisable, Number (in Shares)	314,036	447,055
Options Exercisable, Weighted-Average Exercise Price	$ 1.24	$ 0.15
Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower	$ 7.00
Range of Exercise Price	$ 9.00
Range of Exercise Price, Upper	$ 9.00
Options Outstanding, Number (in Shares)	59,372	43,611,035
Options Outstanding, Weighted-Average Exercise Price	$ 8.63	$ 0.01
Options Outstanding, Weighted Average Contractual Life (Years)	8 years 102 days
Options Exercisable, Number (in Shares)	59,372	13,617,826
Options Exercisable, Weighted-Average Exercise Price	$ 8.63	$ 0.01
Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower	$ 12.00
Range of Exercise Price	$ 18.63
Range of Exercise Price, Upper	$ 18.63
Options Outstanding, Number (in Shares)	19,081
Options Outstanding, Weighted-Average Exercise Price	$ 15.29
Options Outstanding, Weighted Average Contractual Life (Years)	6 years 288 days
Options Exercisable, Number (in Shares)	19,081
Options Exercisable, Weighted-Average Exercise Price	$ 15.29
Range Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price	$ 37.00
Range of Exercise Price, Upper	$ 37.00
Options Outstanding, Number (in Shares)	250
Options Outstanding, Weighted-Average Exercise Price	$ 37.00
Options Outstanding, Weighted Average Contractual Life (Years)	3 years 262 days
Options Exercisable, Number (in Shares)	250
Options Exercisable, Weighted-Average Exercise Price	$ 37.00